Annual Total Returns[BarChart] - Transamerica Managed Risk - Growth ETF VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.86%)	11.79%	19.09%	4.17%	(3.17%)	4.97%	18.78%	(6.99%)	19.74%	4.52%